Nature of Business, Organization and Liquidity (Narrative) (Detail) (USD $)	2 Months Ended	12 Months Ended			38 Months Ended
	Dec. 31, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Partnership Organization And Basis Of Presentation [Line Items]
Net loss	$ (714,375)	$ (62,538,863)	$ (33,033,073)	$ (11,013,860)	$ (107,300,171)
Accumulated deficit during the development stage		$ (107,300,171)	$ (44,761,308)		$ (107,300,171)